Provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provisions, beginning	R$ 1,826,432	R$ 1,610,784	R$ 1,448,493
Additional provisions	711,690	249,223	421,878
Interest and inflation adjustment	564,191	205,220	274,666
Use of the accrual	(171,590)	(91,343)	(412,852)
Amounts not used (reversal)	(489,044)	(147,452)	(121,401)
Provisions, ending	2,441,679	1,826,432	1,610,784
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	175,255	151,023	168,258
Additional provisions	5,778	39,272	12,258
Interest and inflation adjustment	17,723	32,299	21,316
Use of the accrual	(24,090)	(34,437)	(29,363)
Amounts not used (reversal)	(24,863)	(12,902)	(21,446)
Provisions, ending	149,803	175,255	151,023
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	334,273	257,080	477,854
Additional provisions	65,615	114,084	78,481
Interest and inflation adjustment	102,116	18,380	56,934
Use of the accrual	(138,073)	(54,905)	(309,321)
Amounts not used (reversal)	(128,248)	(366)	(46,868)
Provisions, ending	235,683	334,273	257,080
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	128,036	99,462	95,601
Additional provisions	96,311	77,082	22,485
Interest and inflation adjustment	24,785	32,483	13,708
Use of the accrual	(53,491)	(16,810)	(9,248)
Amounts not used (reversal)	(21,490)	(64,181)	(23,084)
Provisions, ending	174,151	128,036	99,462
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	101,770	79,532	57,509
Additional provisions	36,052	19,807	18,216
Interest and inflation adjustment	63,534	6,082	7,837
Use of the accrual	(16,969)	(721)	(1,568)
Amounts not used (reversal)	(7,961)	(2,930)	(2,462)
Provisions, ending	176,426	101,770	79,532
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	727,133	654,277	349,962
Additional provisions	304,292	99,926	307,352
Interest and inflation adjustment	177,224	70,927	131,139
Use of the accrual	(58,386)	(42,214)	(76,884)
Amounts not used (reversal)	(73,180)	(55,783)	(57,292)
Provisions, ending	1,077,083	727,133	654,277
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	492,740	406,872	331,326
Additional provisions	217,984	50,950	38,632
Interest and inflation adjustment	188,518	49,173	48,511
Use of the accrual	(3,630)		(300)
Amounts not used (reversal)	(238,571)	(14,255)	(11,297)
Provisions, ending	657,041	492,740	406,872
Subtotal Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	1,959,207	1,648,246	1,480,510
Additional provisions	726,032	401,121	477,424
Interest and inflation adjustment	573,900	209,344	279,445
Use of the accrual	(294,639)	(149,087)	(426,684)
Amounts not used (reversal)	(494,313)	(150,417)	(162,449)
Provisions, ending	2,470,187	1,959,207	1,648,246
Escrow Deposit [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	(132,775)	(37,462)	(32,017)
Additional provisions	(14,342)	(151,898)	(55,546)
Interest and inflation adjustment	(9,709)	(4,124)	(4,779)
Use of the accrual	123,049	57,744	13,832
Amounts not used (reversal)	5,269	2,965	41,048
Provisions, ending	R$ (28,508)	R$ (132,775)	R$ (37,462)